COMMITMENTS	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

25. COMMITMENTS

As of March 31, 2024, the Group has no material commitments.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)